LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Class A		Class B	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	none	[1]	none
[1]	Class A or Class C shares of the Fund that were obtained in exchange for Class A or Class C shares of another Lord Abbett Fund that were subject to a contingent deferred sales charge ("CDSC") of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	none	0.75%	none	none
Other Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.66%	1.41%	0.66%	0.66%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares.

However, the example does not reflect a deduction of the applicable CDSC for the one-year period for Class A and Class C shares obtained through exchange from another Lord Abbett Fund. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	67	211	368	822
Class B	644	746	971	1,486
Class C	67	211	368	822
Class I	67	211	368	822

If Shares Are Not Redeemed
Expense Example No Redemption LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	67	211	368	822
Class B	144	446	771	1,486
Class C	67	211	368	822
Class I	67	211	368	822

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with strict rules of the Securities and Exchange Commission (“SEC”). To pursue its objective, under normal conditions, the Fund invests substantially all of its assets in:

  U.S. government securities, which include securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government (collectively, “government-sponsored enterprises”); and

  Repurchase agreements that are collateralized by the securities described above.

To maintain liquidity, the Fund will normally maintain at least 10% of its total assets in a combination of (i) direct obligations of the U.S. Government, (ii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day, and (iii) cash. The Fund may hold cash to meet this requirement or while looking for suitable investment opportunities. The Fund will maintain a dollar-weighted average portfolio maturity of 60 calendar days or less.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in cash or cash equivalents in a temporary defensive manner. The Fund may also increase its investments in cash or cash equivalents in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increase in redemptions, or to satisfy other liquidity requirements.

The Fund generally will sell a security to satisfy redemption requests or increase cash or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security would help manage the Fund’s duration.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund’s yield may vary in response to changes in interest rates and other market factors. During periods when the Fund holds low-yielding securities, the Fund may have little or no net investment income and the Fund’s yield may decline substantially.

  Credit Risk: Many securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government, even though they are issued by government-sponsored enterprises. There can be no assurance that the U.S. government will provide financial support to government-sponsored enterprises if it is not legally required to do so. In these situations, the Fund is exposed to the credit risk of the issuing government-sponsored enterprise, which may fail to make timely payments of principal or interest, or may default on such payments.

  Mortgage-Related Securities Risk: Mortgage-related debt securities issued by government-sponsored enterprises may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations, due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations, due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk.

  Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, it may be more exposed to developments affecting an individual government- sponsored enterprise than a fund that invests more widely.

  Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  Portfolio Management Risk: If the strategies used by the Fund’s portfolio managers and their security selections fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*	The year-to-date return for Class A shares as of September 30, 2012 was 0.02%.

Best Quarter 3rd Q ’06 +1.16%	Worst Quarter 1st Q ‘11 0.00%

Average Annual Total Returns (for the periods ended December 31, 2011)

For the Fund’s current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund’s Class A, B, C, and I shares performance over time. The Fund’s average annual total returns for Class A and C shares are shown at net asset value (“NAV”) because there are no sales charges applicable to these share classes other than in certain cases where shares were obtained through exchange from another Lord Abbett Fund. The Fund’s average annual total returns for Class B shares include the current CDSC of 5.00% for the one-year period and 2.00% for the five-year period. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

Average Annual Returns LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	0.02%	1.22%	1.45%
Class B	(5.00%)	0.53%	1.06%
Class C	0.02%	1.22%	1.45%
Class I	0.02%	1.22%		1.82%	Oct. 19, 2004
Lipper U.S. Government Money Market Fund Average(reflects no deduction for fees, expenses, or taxes)	0.01%	1.22%	1.50%	1.81%	Oct. 31, 2004	[1]
[1]	Corresponds with Class I period shown.